GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares HIPS U.S. High Income ETF
September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 74.20%

Capital Markets - 28.51%
Bain Capital Specialty Finance, Inc.	110,182	$1,686,886
Barings BDC, Inc.	178,541	1,590,800
Capital Southwest Corp.	85,178	1,950,577
FS KKR Capital Corp.	83,079	1,635,826
Goldman Sachs BDC, Inc.	101,808	1,482,324
Golub Capital BDC, Inc.	110,920	1,627,196
New Mountain Finance Corp.	119,515	1,547,719
Oaktree Specialty Lending Corp.	71,240	1,433,349
Sixth Street Specialty Lending, Inc.	83,174	1,700,077
SLR Investment Corp.	103,848	1,598,221
Total Capital Markets		16,252,975
Energy Equipment & Services - 3.04%
USA Compression Partners LP(a)	72,576	1,731,663
Equity Real Estate Investment Trust (REIT) - 4.01%
Alexander’s, Inc.	6,550	1,193,607
Global Net Lease, Inc.	113,778	1,093,407
Total Equity Real Estate Investment Trust (REIT)		2,287,014
Health Care REITs - 8.77%
LTC Properties, Inc.	39,620	1,272,991
Medical Properties Trust, Inc.	143,601	782,625
Omega Healthcare Investors, Inc.	51,427	1,705,319
Physicians Realty Trust	101,432	1,236,456
Total Health Care REITs		4,997,391
Office REITs - 5.75%
Brandywine Realty Trust	251,133	1,140,144
Easterly Government Properties, Inc.	106,674	1,219,284
Piedmont Office Realty Trust, Inc., Class A	163,799	920,550
Total Office REITs		3,279,978
Oil, Gas & Consumable Fuels - 21.43%
Black Stone Minerals LP(a)	83,979	1,446,958
Crestwood Equity Partners LP(a)	52,314	1,530,185
Dorchester Minerals LP(a)	48,030	1,395,272
Energy Transfer LP(a)	118,816	1,666,989
Enterprise Products Partners LP(a)	59,060	1,616,472
Kimbell Royalty Partners LP	86,862	1,389,792
MPLX LP(a)	43,313	1,540,643
NuStar Energy LP(a)	5,000	87,200
Sunoco LP(a)	31,667	1,550,099
Total Oil, Gas & Consumable Fuels		12,223,610
Specialized REITs - 2.69%
EPR Properties	36,936	1,534,321

TOTAL COMMON STOCKS
(Cost $40,253,613)		42,306,952

INVESTMENT COMPANIES - 25.66%

Investments	Shares	Value
Specialized REITs (continued)
BlackRock Debt Strategies Fund, Inc.	154,390	$1,585,585
BlackRock Enhanced Equity Dividend Trust	170,556	1,297,931
BlackRock Income Trust, Inc.	116,070	1,320,877
Blackstone Long-Short Credit Income Fund	133,986	1,560,937
Eaton Vance Floating-Rate Income Trust	130,371	1,604,866
Franklin, Ltd. Duration Income Trust	235,345	1,433,251
Invesco Senior Income Trust	387,627	1,519,498
MFS Intermediate Income Trust	519,614	1,392,566
Nuveen Credit Strategies Income Fund	285,381	1,444,028
Saba Capital Income & Opportunities Fund	192,016	1,474,683

TOTAL INVESTMENT COMPANIES
(Cost $15,182,036)		14,634,222

TOTAL INVESTMENTS - 99.86%
(Cost $55,435,649)		$56,941,174

Other Assets In Excess Of Liabilities - 0.14%		79,750

NET ASSETS (100.00%)		$57,020,924

(a)	Master Limited Partnership (“MLP”).

GraniteShares HIPS U.S. High Income ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$42,306,952	$–	$–	$42,306,952
Investment Companies	14,634,222	–	–	14,634,222
Total	$56,941,174	$–	$–	$56,941,174